Income tax expense - Summary of reconciliation of tax expense (benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Result (loss) before tax	$ (26,853)	$ (32,263)	$ (30,184)
Norway statutory tax rate	(5,908)	(7,412)	(7,127)
Difference in local tax rates	22	160	41
Tax on permanent differences	389	640	571
Effect on deferred tax from change in future tax rate from 23% in 2017 to 22% in 2018			1,763
Adjustment in respect to prior years	(112)
Change in deferred tax asset not recognized	5,510	6,772	4,793
Actual tax expense (benefit)	$ (99)	$ 160	$ 41